Acquisitions and Divestitures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of Business Combination of Assets and Liabilities

The table below shows the assets and liabilities that the Company was relieved of in the transaction:

February 17, 2020
Accounts payable	4,005,605
Accrued Expenses	370,289
Income Tax Payable	14,473
Notes Payable	900,000
Non-Controlling Interest	26,393
Shares to be issued to Buyer	(405,000)
Gain on divestiture	$4,911,760

The table below shows the assets and liabilities that the Company was relieved of in the transaction:

February 17, 2020
Accounts payable	4,005,605
Accrued Expenses	370,289
Income Tax Payable	14,473
Notes Payable	900,000
Non-Controlling Interest	26,393
Shares to be issued to Buyer	(405,000)
Gain on divestiture	$4,911,760

Schedule of Pro Forma Information

The following represents the unaudited pro forma consolidated income statement as if the acquisitions had been included in the consolidated results of the Company for the entire years ending December 31, 2020:

	Year Ended December 31, 2020	Year Ended December 31, 2019

Revenues, net	$16,801,734	$13,197,684
Cost of revenues	11,994,549	8,095,723
Gross profit	4,807,185	5,101,961

Operating expenses:
Selling, general and administrative	12,589,513	14,900,658
Impairment	-	4,443,000
Change in fair value of earnout	-	(520,000)
Operating loss	(7,782,328)	(13,721,697)

Other income (expense):
Other income (expense)	1,615,016	(1,189,966)
Loss before income taxes	(6,167,312)	(14,911,663)
Income tax expense (benefit)	19,197	(22,373)
Net loss from continuing operations	$(6,186,509)	$(14,889,290)

UberMom[Member]
Business Acquisition [Line Items]
Summary of Preliminary Purchase Price Allocation of Fair Values of the Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary purchase price allocation of fair values of the assets acquired and liabilities assumed during 2019 at the date of acquisition:

Uber Mom
Inventory	$52,352
Goodwill	98,613
Total assets acquired	$150,965

Summary of the Aggregate Purchase Price Consideration Paid

The following table summarizes the aggregate purchase price consideration paid for acquisitions during 2019:

Uber Mom
Cash paid	$52,352
Fair value of issued common shares	98,613
Purchase consideration	$150,965

TBD Safety, LLC [Member]
Business Acquisition [Line Items]
Summary of Preliminary Purchase Price Allocation of Fair Values of the Assets Acquired and Liabilities Assumed

The following table summarizes the purchase price allocation of fair values of the assets acquired and liabilities assumed during 2020 at the date of acquisition:

TBD Safety, LLC
Cash and cash equivalents	$180,489
Accounts receivable	20,217
Inventory	492,793
Other current assets	346,095
Goodwill	591,729
Intangible assets	3,600,000
Total assets acquired	$5,231,323
Notes payable	62,500
Current liabilities	573
Total liabilities assumed	63,073
Total net assets acquired	5,168,250

Summary of the Aggregate Purchase Price Consideration Paid

The following table summarizes the aggregate purchase price consideration paid for acquisitions during 2020:

TBD Safety, LLC
Fair value of issued common shares	$4,203,632
Fair value of issued preferred shares	764,618
Fair value of contingent consideration	200,000
Purchase consideration	$5,168,250

B T L [Member]
Business Acquisition [Line Items]
Schedule of Loss on Income Operations of Discontinued Operations

The table below shows the assets that the Company transferred to BTL and the components of the loss on discontinued operations:

June 30, 2021
Cash received from buyer	2,529,565

Accounts receivable	(293,005)
Inventory	(665,522)
Prepaid expenses	(160,666)
Intangible assets	(5,540,952)
Loss on divestiture	4,130,580
Operating loss of discontinued operations	178,200
Bankruptcy costs	650,000
Loss on discontinued operations	4,958,780